Long-Term Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Long-Term Borrowings [Abstract]
Long-term borrowings

10. Long-term borrowings

For the six months ended June 30, 2024, the Group had repaid long-term borrowings of RMB100. The interest was payable on a monthly basis and the principal was due upon maturity, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-28	2,900	3.45%	Bank of China Limited Beijing Xuanwu Branch
Loan 2	2027-04-02	10,000	3.95%	China Construction Bank Corporation Beijing Chaoyang Branch
Total		12,900

As of June 30, 2024, the loan 1 is guaranteed by a third party.

15. Long-term borrowings

As of December 31, 2023, the Group had RMB3.0 million of long-term borrowings. The interest was payable on a monthly basis and the principal was due upon maturity. The interest expenses were nil, RMB52 and RMB24 for the years ended December 31, 2021, 2022 and 2023 as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-27	3,000	3.45%	Bank of China Limited Beijing Xuanwu Branch
Total		3,000

As of December 31, 2023, the loan 1 is guaranteed by a third party.